Stock options (Tables)	12 Months Ended
Dec. 31, 2024
Stock options
Stock option activity
	Year ended December 31,
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	206,250	1.52	206,250	1.52	85,000	1.56
Granted	-	-	-	-	80,000	2.80
Cancelled	-	-	-	-	(41,250)	(1.04)
Bonus shares adjustment	-	-	-	-	82,500	(0.72)
Outstanding, end of year	206,250	1.52	206,250	1.52	206,250	1.52

Exercisable, end of year	206,250	1.52	86,250	1.04	86,250	1.04